Transaction Costs (Tables)	12 Months Ended
Dec. 31, 2024
Transaction Costs [Abstract]
Summary of Transaction Costs

	Years Ended December 31
	2024	2023	2022
	$	$	$
Transaction costs	6,818	7,569	-
	6,818	7,569	-